RECEIVABLES - Investment in Impaired Receivables (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Retail
Financing Receivable, Impaired [Line Items]
Related Allowance	$ 213	$ 204
Recorded investment, total	351	359
Unpaid principal balance, total	349	358
Average recorded investment, total	362	374
Retail | North America
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	43	31
Unpaid principal balance, allowance recorded	41	30
Related Allowance	23	16
Average recorded investment, allowance recorded	45	33
Retail | Europe
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	219	234
Unpaid principal balance, allowance recorded	219	234
Related Allowance	157	167
Average recorded investment, allowance recorded	226	249
Retail | South America
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	84	91
Unpaid principal balance, allowance recorded	84	91
Related Allowance	31	20
Average recorded investment, allowance recorded	87	88
Retail | Rest of World
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	5	3
Unpaid principal balance, allowance recorded	5	3
Related Allowance	2	1
Average recorded investment, allowance recorded	4	4
Wholesale
Financing Receivable, Impaired [Line Items]
Related Allowance	125	135
Recorded investment, total	288	314
Unpaid principal balance, total	280	303
Average recorded investment, total	291	322
Wholesale | North America
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	4	25
Unpaid principal balance, allowance recorded	4	23
Related Allowance	3	5
Average recorded investment, allowance recorded	6	27
Wholesale | Europe
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	261	256
Unpaid principal balance, allowance recorded	261	256
Related Allowance	97	107
Average recorded investment, allowance recorded	260	260
Wholesale | South America
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	17	23
Unpaid principal balance, allowance recorded	9	14
Related Allowance	14	16
Average recorded investment, allowance recorded	17	26
Wholesale | Rest of World
Financing Receivable, Impaired [Line Items]
Recorded investment, allowance recorded	6	10
Unpaid principal balance, allowance recorded	6	10
Related Allowance	11	7
Average recorded investment, allowance recorded	$ 8	$ 9